UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-06727

Dominion Funds, Inc.

(Exact name of registrant as specified in charter)

1613 Duke Street, Alexandria, VA

22314

(Address of principal executive offices)

(Zip code)

Paul Dietrich, 1613 Duke Street, Alexandria, VA 22314

              (Name and address of agent for service)

Registrant's telephone number, including area code:

800-416-2053

Date of fiscal year end:

6/30

Date of reporting period:12/31/09

Item 1.  Reports to Stockholders.

SEMI - ANNUAL REPORT

December 31, 2009

Investor Information: 1-866-270-1222

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Foxhall Global Trends Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

February 24, 2010

FOXHALL GLOBAL TRENDS FUND

(FORMERLY KNOWN AS THE

SHEPHERD FUND)

Dear Fund Shareholders,

Given the severe recession in 2008 and early 2009, I am pleased that the FOXHALL GLOBAL TRENDS FUND, ended the year up +6.79%.  You can review the Fund’s performance by going to our website, at http://www.shepherdfunds.com.

The primary goal of FOXHALL CAPITAL’S investment philosophy and our OFFENSIVE-DEFENSIVE INVESTMENT STRATEGY is designed to LIMIT AND MINIMIZE ANY SIGNIFICANT LOSS IN OUR CLIENT’S INVESTMENT PORTFOLIOS—especially during historically volatile transition periods coming out of a bear market/recession.

A RECAP OF THE FOXHALL GLOBAL TRENDS FUND’S 2008 & 2009 PERFORMANCE

 We believe our FOXHALL investment process has been extraordinarily successful over the past two years.

As of December 31, 2009, MORNINGSTAR1 ranked the FOXHALL GLOBAL TRENDS FUND’S performance in the TOP 5% FOR THE PAST 3-YEARS and the TOP 2% FOR THE LAST 5-YEARS of all 1,259 U.S. mutual funds and share classes in the Moderate Allocation category based on Total Return.

As an intrinsic part of our FOXHALL OFFENSIVE-DEFENSIVE INVESTMENT STRATEGY, we are long-term investment TREND FOLLOWERS and we are always A LITTLE LATE GETTING OUT of bull markets moving into bear markets AND we are also always A LITTLE LATE GETTING BACK IN when bear markets transition into bull markets.

The stock market bottomed on March 9, 2009 and our FOXHALL CAPITAL TREND RECOGNITION TECHNOLOGY™ signaled a NEW LONG-TERM BULL MARKET on July 24, 2009.

Historically, transitions from severe bear market/recessions to new bull markets have been fraught with danger and volatility.  There is often an initial sharp movement up in the stock market followed by a major correction.  That has been the history of these transition periods since 1929.  However, we haven’t seen a correction yet this time.

If you think about it, turning around an economy the size of the United States is as difficult and slow as turning around an ocean liner.

As an integral part of the FOXHALL investment process, we immediately move back into the stock market when the original long-term trend signal occurs, but WE OFFSET THE RISK AND STOCK MARKET VOLATILITY DURING THESE TRANSITION PERIODS WITH CASH AND U.S. TREASURY BONDS.

THE ECONOMY IS STILL STRUGGLING

The famous Columbia University professor, BENJAMIN GRAHAM once said that in the short-term the stock market is like a SLOT MACHINE, but in the long run it is a WEIGHING MACHINE.

What he meant by that is in the short-term the stock market can make all kinds of irrational moves.  But in the long-term it almost ALWAYS ACCURATELY REFLECTS THE DIRECTION OF THE UNDERLYING ECONOMY.

That is the current problem with this economic transition period.  THE STOCK MARKET AND THE UNDERLYING ECONOMY ARE OUT OF SYNC.

Since the stock market bottomed on March 9, 2009 the market has had an historic run up in price, while the underlying economy is still struggling.

I BELIEVE WE ARE ENTERING INTO A LONG-TERM BULL MARKET, but at the same time the economy is historically weak and economic growth is anemic.

Historically, when the stock market and underlying economy are out of sync, this has almost always been A TIME FOR CAUTION.  I do not believe that we will return to a new recession, but I do believe there is a better than average chance for a major stock market correction or decline of 15% or more.

RISK MANAGEMENT AND STOCK MARKET VOLATILITY

You have probably heard of the term VOLATILITY.  Most investors don’t really know what the word means, but basically it is simply a “MEASURE OF NERVOUSNESS” of institutional investors in the stock market.  Institutional investors are big investors who can buy or sell billions of dollars worth of securities in seconds with the push of a computer key.  THEY ARE THE INVESTORS THAT MOVE THE MARKET DAY IN AND DAY OUT.

Stock market volatility MEASURES THEIR NERVOUSNESS and how fast they buy and sell in and out of sectors and stocks.

Since July of 2009 we have seen stock market volatility levels higher than at any time since the 1970’s.  THAT FACT ALONE SHOULD BE A CAUTION SIGNAL!

HOW FOXHALL MANAGES THIS TRANSITIONAL VOLATILITY RISK

As part of our FOXHALL investment process, we look at the overall stock market volatility each month and make a MATHEMATICAL CALCULATION to determine what PERCENTAGE OF CASH AND U.S. TREASURY BONDS each portfolio must hold in order to OFFSET THE PREVIOUS MONTH’S VOLATILITY.

This is the key to our FOXHALL RISK MANAGEMENT PROCESS along with security and portfolio stop-loss triggers.

At FOXHALL, we watch these GLOBAL TRENDS every day.  If the trends show the economy STABILIZING AND BECOMING LESS VOLATILE, we will significantly decrease our holdings in cash and U.S. treasury bonds.

BUT IF THE STOCK MARKETS CONTINUES TO EXHIBIT SIGNIFICANT VOLATILITY AND THE DISCONNECT BETWEEN THE STOCK MARKET AND UNDERLYING ECONOMY CONTINUES, CAUTION WILL REMAIN A PART OF OUR FOXHALL STRATEGY.

THAT IS HOW OUR FOXHALL INVESTMENT PROCESS WORKS.  This DUAL RISK MANAGEMENT PROCESS keeps a tight overall stop-loss trigger on individual securities and the portfolio itself, while managing a MOVING PERCENTAGE of cash and U.S. treasury bonds to offset market volatility.

That is the definition of RISK MANAGEMENT.

That is the FOXHALL RISK MANAGEMENT INVESTMENT PROCESS!!!

CONCLUSION

Given our policy of only investing in first-rate, ethical companies that meet our conservative VALUES BASED screening process, I am cautiously optimistic that your FOXHALL GLOBAL TRENDS FUND will outperform as the economy recovers and starts to expand once again.

Until then….

Patience!

Paul Dietrich

President & Chief Investment Officer

1 © 2010 Morningstar, Inc. All rights reserved. Morningstar is an independent provider of financial information. Morningstar performance rankings are based on total return without sales charge relative to all share classes of mutual funds with similar objectives as determined by Morningstar. Past performance is not indicative of future results.

At Inception, the fund was the Dominion Insight Growth Fund, it was then the Shepherd Fund and is now the Foxhall Global Trends Fund. Thus the performance for the FOXHALL GLOBAL TRENDS FUND for periods prior to October 1, 2001 reflect the performance of the Dominion Insight Growth Fund’s previous investment strategy of investing in mid-cap growth and technology stocks. The Fund may invest in Underlying Funds, including mutual funds, closed-end funds and ETFs. As a result the Fund will indirectly bear investment management fees of the underlying funds in addition to the investment management fees and expenses of the Fund. In some instances it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.  Investments in Underlying Funds that invest in foreign equity and debt securities could subject the Fund to greater risks including, currency fluctuation, economic conditions, and different governmental and accounting standards. As with any investment in mutual funds investing in the Fund involves risks including the loss of principal.

Annualized Returns As Of 12/31/09
	1 Year	5 Year	10 Year
Foxhall Global Trends Fund	6.79%	4.78%	-8.83%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until April 2, 2010, to ensure that the net annual fund operating expenses will not exceed 1.99% (excluding Acquired Fund Fees and Expenses), subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s Total Annual Operating Expenses would be 3.93%. Please review the fund’s prospectus for more information regarding the fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 866-270-1222.

0308-NLD-3/4/2010

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2009
	Shares	Market Value

COMMON STOCK - 91.14%
AIRLINES - 6.76%
Gol Linhas Aereas Inteligentes SA - ADR	16,740	$ 256,959
Tam SA *	13,400	297,748
		554,707
BUILDING MATERIALS - 2.71%
Armstrong World Industries, Inc. *	5,720	222,680

CHEMICALS - 3.20%
WR Grace & Co. *	10,370	262,880

COMMERCIAL SERVICES - 2.84%
Corrections Corp. of America *	9,475	232,611

COMPUTERS - 3.22%
Wipro Ltd. - ADR	11,850	263,899

FOOD - 3.39%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	3,705	278,320

FOREST PRODUCTS & PAPER - 2.84%
Domtar Corp. *	4,200	232,722

HEALTHCARE - SERVICES - 3.22%
WellCare Health Plans, Inc. *	7,185	264,121

HOME FURNISHINGS - 3.17%
Tempur-Pedic International, Inc. *	11,000	259,930

INTERNET - 11.72%
Baidu, Inc. - ADR *	540	222,064
Ctrip.com International Ltd. - ADR *	3,215	231,030
F5 Networks, Inc. *	5,040	267,019
Priceline.com, Inc. *	1,105	241,442
		961,555
IRON / STEEL - 5.90%
Cia Siderurgica Nacional SA	6,795	216,964
Ternium SA - ADR *	7,530	266,713
		483,677
LEISURE TIME - 2.50%
Harley-Davidson, Inc.	8,135	205,002

MACHINERY - CONSTRUCTION & MINING - 5.85%
Bucyrus International, Inc. - Cl. A	4,470	251,974
Joy Global, Inc.	4,425	228,286
		480,260
MINING - 2.84%
Teck Resources Ltd. *	6,675	233,425

The accompanying notes are an integral part of these financial statements.

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2009
	Shares	Market Value

OIL & GAS - 6.34%
Atwood Oceanics, Inc. *	6,290	$ 225,496
InterOil Corp. *	3,830	294,182
		519,678
PHARMACEUTICALS - 6.09%
Perrigo Co.	5,905	235,255
Salix Pharmaceuticals Ltd. *	10,395	264,033
		499,288
PIPELINES - 3.28%
MarkWest Energy Partners LP	9,185	268,845

REAL ESTATE INVESTMENT TRUSTS - 2.72%
Developers Diversified Realty Corp.	23,585	218,397
Macerich Co.	135	4,853
		223,250
RETAIL - 9.15%
Dillard's, Inc.	14,170	261,437
J Crew Group, Inc. *	5,540	247,860
Nu Skin Enterprises, Inc.	8,980	241,293
		750,590
SEMICONDUCTORS - 3.40%
Cree, Inc. *	4,955	279,313

TOTAL COMMON STOCK		7,476,753
( Cost - $6,819,896)

EXCHANGE TRADED FUNDS - 5.39%
DEBT FUND - 5.39%
iShares Barclays 1-3 Year Treasury Bond Fund	2,460	204,057
iShares Barclays Short Treasury Bond Fund	1,080	119,005
SPDR Barclays Capital 1-3 Month T-Bill Fund	2,600	119,262
TOTAL EXCHANGE TRADED FUNDS		442,324
( Cost - $443,545)

SHORT-TERM INVESTMENTS - 3.69%
Goldman Sachs Financial Square Funds - Government Fund 0.01%+	302,433	302,433
TOTAL SHORT-TERM INVESTMENTS		302,433
( Cost - $302,433)

TOTAL INVESTMENTS - 100.22%
( Cost - $7,565,874)		8,221,510
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.22) %		(17,682)
NET ASSETS - 100.00%		$ 8,203,828
_____
+ Rate shown is as of December 31, 2009.
* Non-Income producing security.
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Foxhall Global Trends Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2009

Assets:
Investments in Securities at Market Value (identified cost $7,565,874)	$ 8,221,510
Due From Investment Adviser	11,196
Dividends and Interest Receivable	4,469
Prepaid Expenses and Other Assets	2,184
Total Assets	8,239,359

Liabilities:
Payable to Distributor	2,762
Accrued Expenses and Other Liabilities	32,769
Total Liabilities	35,531

Net Assets (200,000,000 shares authorized; $.001 par value;
1,798,465 shares outstanding)	$ 8,203,828

Net Asset Value, Redemption Price Per Share
($8,203,828 / 1,798,465 shares of beneficial interest outstanding)	$ 4.56

Net Asset Value, Offering Price Per Share
($4.56/0.9525)	$ 4.79

Composition of Net Assets:
At December 31, 2009, Net Assets consisted of:
Capital Stock - Par Value	$ 1,798
Paid-in-Capital	8,672,637
Accumulated Net Realized Loss From Security Transactions	(1,075,246)
Accumulated Net Investment Loss	(50,997)
Net Unrealized Appreciation on Investments	655,636
Net Assets	$ 8,203,828

The accompanying notes are an integral part of these financial statements.

Foxhall Global Trends Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2009

Investment Income:
Dividend Income (net of $272 foreign taxes)	$ 25,316
Interest Income	18
Total Investment Income	25,334

Expenses:
Investment Advisory Fees	40,041
Administration Fees	18,148
Fund Accounting Fees	12,150
Chief Compliance Officer Fees	11,090
Registration & Filing Fees	10,081
Transfer Agent Fees	9,327
Legal Fees	7,562
Audit Fees	6,806
Underwriter Fees	5,853
Distribution (12b-1) Fees	5,435
Printing Expense	5,042
Insurance Expense	5,042
Director Fees	2,521
Custody Fees	2,521
Miscellaneous Expenses	1,008
Total Expenses	142,627
Less: Expenses Reimbursed by Adviser	(66,296)
Net Expenses	76,331
Net Investment Loss	(50,997)

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net Realized Gain on Investments and Foreign Currency	203,987
Net Change in Unrealized Appreciation on Investments and Foreign Currency	656,270
Net Realized and Unrealized Gain on Investments	860,257

Net Increase in Net Assets Resulting From Operations	$ 809,260

The accompanying notes are an integral part of these financial statements.

Foxhall Global Trends Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the six	For the year
	months ended	ended
	December 31, 2009	June 30, 2009
Operations:	(Unaudited)
Net Investment Loss	$ (50,997)	$ (37,287)
Net Realized Gain (Loss) on Investments	203,987	(399,676)
Net Change in Unrealized Appreciation (Depreciation) on
Investments	656,270	(1,294,537)
Net Increase (Decrease) in Net Assets
Resulting From Operations	809,260	(1,731,500)

Distributions to Shareholders	-	-

Beneficial Interest Transactions:
Proceeds from Shares Issued (49,285 and 342,884 shares,
respectively)	206,198	1,525,635
Cost of Shares Redeemed (93,127 and 344,146 shares, respectively)	(399,762)	(1,527,935)
Net Beneficial Interest Transactions	(193,564)	(2,300)

Increase (Decrease) in Net Assets	615,696	(1,733,800)

Net Assets:
Beginning of Period	7,588,132	9,321,932
End of Period (including accumulated net investment
loss of $50,997 and $0, respectively)	$ 8,203,828	$ 7,588,132

The accompanying notes are an integral part of these financial statements.

Foxhall Global Trends Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	For the Six
	Months Ended		For the Years Ended June 30,
	Dec. 31, 2009		2009	2008	2007	2006	2005
	(Unaudited)
Net Asset Value, Beginning of Period	$ 4.12		$ 5.06	$ 5.00	$ 4.40	$ 3.61	$ 3.52

Income (Loss) From Investment Operations:
Net investment loss (a)	(0.03)		(0.02)	(0.04)	-	(0.06)	(0.04)
Net gain (loss) from securities
(both realized and unrealized)	0.47		(0.92)	0.10	0.60	0.85	0.13
Total from investment operations	0.44		(0.94)	0.06	0.60	0.79	0.09

Distributions to shareholders	-		-	-	-	-	-

Net Asset Value, End of Period	$ 4.56		$ 4.12	$ 5.06	$ 5.00	$ 4.40	$ 3.61

Total Return (b)	10.68%		(18.58)%	1.20%	13.64%	21.88%	2.56%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 8,204		$ 7,588	$ 9,322	$ 9,096	$ 7,179	$ 6,380
Ratio of expenses, excluding interest expense,
to average net assets,
before reimbursement	3.56%	(c)	2.66%	2.25%	2.25%	2.25%	2.25%
net of reimbursement	1.91%	(c)	2.17%	-	-	-	-
Ratio of expenses, including interest expense,
to average net assets,
before reimbursement	-		2.68%	2.27%	-	-	-
net of reimbursement	-		2.19%	-	-	-	-
Ratio of net investment loss to
average net assets	(1.27)%	(c)	(0.47)%	(0.86)%	(0.09)%	(1.33)%	(1.28)%
Portfolio turnover rate	355%		233%	309%	382%	190%	487%

__________

(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Sales load is not reflected in total return.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Foxhall Global Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December  31, 2009

1.

ORGANIZATION

Dominion Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company and was incorporated in the State of Texas on June 5, 1992.  The Company may designate one or more series of common stock; however, at this time the Foxhall Global Trends Fund (the “Fund”), formerly Shepherd Fund, is the only series of the Company.  The primary investment objective of the Fund is growth of capital.  The Fund will invest in a diversified portfolio of common stock of companies that meet the Fund’s investment and social criteria.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foxhall Global Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December  31, 2009

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	7,476,753			7,476,753
Exchange Traded Funds	442,324	-	-	442,324
Short Term Investments	302,433	-	-	302,433
Total	8,221,510	-	-	8,221,510

                                                          The Fund did not hold any Level 3 securities during the period.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.   Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Fund policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Foxhall Global Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December  31, 2009

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax years of 2006 through 2008 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end.  Distributions will be recorded on ex-dividend date.    The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Foxhall Capital Management (the “Adviser”).    The Adviser provides the Fund with investment advice and recommendations for investments.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.  For the six months ended December 31, 2009, the Adviser earned advisory fees of $40,041.

Effective October 28, 2009, the Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (excluding acquired fund fees and expenses), at least until April 2, 2011, so that the total annual operating expenses of the Fund do not exceed 1.99% of average daily net assets.  For the period April 3, 2009 through October 27, 2009, the total annual operating expense ratio was contractually limited to 1.90% by the Adviser. For the six months ended December 31, 2009, the Adviser reimbursed expenses of $66,296.

Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  As of December 31, 2009, the cumulative expenses subject to recapture by the Adviser amounted to $105,339.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Directors of the Company has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.40% per year of its average daily net assets for such distribution and shareholder service activities.  For the six months ended December 31, 2009, the Fund paid $5,435 to the Distributor pursuant to the Plan.

Pursuant to an Underwriting Agreement, the Fund pays the Distributor an annual fee of $10,000 plus an asset based fee based on a tiered structure to serve as the representative of the Fund in the continual offering of Fund shares for sale to the public.

Certain directors and officers of the Fund are also directors and officers of the Adviser.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended December 31, 2009, amounted to $27,033,384 and $27,390,201, respectively.  The cost basis of securities for financial reporting purposes was $7,565,874.  Gross unrealized appreciation and depreciation on investments as of December 31, 2009 aggregated $791,988 and $136,352, respectively.

Foxhall Global Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December  31, 2009

5.

TAX INFORMATION

As of June 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions are attributable to the tax deferral of losses on wash sales.

At June 30, 2009, the Fund had capital loss carry forwards, for federal income tax purposes, available to offset future capital gains through the indicated expiration dates:

The Fund had $2,927,565 of capital loss carry forwards that expired on June 30, 2009.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $153,991 of such capital losses.

Permanent book and tax differences, attributable to net investment losses, prior year washsales adjustments and expiration of capital loss carry forwards during the period, resulted in reclassification for the period ended June 30, 2009 as follows: a decrease in paid-in capital of $2,957,346; an decrease in accumulated net investment losses of $37,287; and a decrease in accumulated net realized loss from security transactions of $2,920,059

6.

CONTROL OWNERSHIP

The control ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2009, TD Ameritrade, Inc. owned approximately 59% of the Fund, for the benefit of others.

7.

SHAREHOLDER MEETING RESULTS

The Board of Directors held a special meeting of the Shareholders of the Fund on October 22, 2009 for the following purposes: 1) to remove the Fund’s fundamental investment policy regarding i) restriction on equity investment; ii) restricting investments in other investment companies; iii) the purchase of securities of issuers with less than three years’ continuous operation; iv) restricting investment in foreign securities; 2) to elect three Directors to the Board of Directors; and 3) to approve Sanville & Company as independent registered public accountants for the Fund for the fiscal year ending June 30, 2010.

With respect to item 1 above, the following votes were cast:

(i) To remove the Fund’s fundamental investment policy regarding restriction on equity investment.

In Favor:    1,005,600

Withheld:        70,766

(ii) To remove the Fund’s fundamental investment policy restricting investments in other investment companies.

In Favor:     1,003,931

Withheld:         72,435

Foxhall Global Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December  31, 2009

(iii) To remove the Fund’s fundamental investment policy regarding purchase of securities of issuers with less than three years’ continuous operation.

In Favor:         952,424

Withheld:        123,943

(iv)To remove the Fund’s fundamental investment policy restricting investments in foreign securities.

In Favor:         957,449

Withheld:        118,917

With respect to item 2 above, the following votes were cast:

(i) To elect Charles Thomas McMillen as a Director of the Fund.

In Favor:      1,460,415

Withheld:          91,020

(ii) To elect Derek Way-jai Lee as a Director of the Fund.

In Favor:      1,460,415

Withheld:          91,020

(iii) To elect Paul Dietrich as a Director of the Fund.

In Favor:      1,518,929

Withheld:          32,506

With respect to item 3 above, the following votes were cast:

To approve Sanville & Company as the independent registered public accountants of the Fund for the fiscal year ending June 30, 2010.

In Favor:      1,443,612

Withheld:        107,823

8.

SUBSEQUENT EVENT

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  The Fund is required to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on March 1, 2010 and has noted no such events.

9.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

Foxhall Global Trends Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

December 31, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/01/09)	Ending Account Value (12/31/09)	Expenses Paid During the Period* (7/01/09 to 12/31/09)
Actual	$1,000.00	$ 1,053.12	$ 9.87
Hypothetical (5% return before expenses)	$1,000.00	$ 1,015.60	$ 9.68

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.91% multiplied by the average account value over  the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ending December 31, 2009).

Portfolio Summary as of December 31, 2009 (Unaudited)

Common Stocks	91.14%
Internet	11.72%	Home Furnishings	3.17%
Retail	9.15%	Commercial Services	2.84%
Airlines	6.76%	Forest Products & Paper	2.84%
Oil & Gas	6.34%	Mining	2.84%
Pharmaceuticals	6.09%	Real Estate Investment Trusts	2.72%
Iron/Steel	5.90%	Building Materials	2.71%
Machinery- Construction & Mining	5.85%	Leisure Time	2.50%
Semiconductors	3.40%	Exchange Traded Funds	5.39%
Food	3.39%	Debt Funds	5.39%
Pipelines	3.28%	Short-Term Investments	3.69%
Computers	3.22%	Total Investments	100.22%
Healthcare- Services	3.22%	Liabilities in Excess of Other Assets	(0.22)%
Chemicals	3.20%	Total Net Assets	100.00%

Foxhall Global Trends Fund

ADDITIONAL INFORMATION (Unaudited)

December 31, 2009

Advisory Contract Renewal

On December 9, 2009, the Board of the Directors of the Fund approved the continuance for one additional year of the Fund’s investment advisory agreement dated November 1, 1999 (the “Advisory Agreement”) with the Advisor.  The Board reviewed the Memorandum titled “Considerations for Approving Investment Advisory Contracts and 12b-1 Plans” and the responses provided to a questionnaire concerning the Adviser’s business.  In connection with the renewal of the Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the following:

1.  NATURE, EXTENT AND QUALITY OF INVESTMENT ADVISORY SERVICES

The Board considered the nature, extent and quality of services provided by the Adviser, including portfolio management, supervision of Fund operations, compliance and regulatory matters and general oversight of other service providers.  The Board noted that the Adviser hired David Sade as an assistant portfolio manager to expand the Adviser’s investment capabilities.  The Board also noted the departure of Gustavo Camacho from the trading team.  The Board did raise questions about the small percentage of time Adviser personnel devoted to the Fund, although it noted that the Fund represented a small percentage of the Adviser’s total assets under management.  The Board also noted the re-write of the Adviser’s compliance manual and implementation of an enhanced solution to screen for values based investing.  The Board also noted that the Adviser ceased placing all trades with one broker-dealer.  The Board discussed the SEC deficiency letter and the response thereto.

2.  INVESTMENT PERFORMANCE OF THE FUND MANAGER

The Board reviewed a Report comparing management fees and total operating expenses with peer funds.  The Report shows the Fund as having a competitive expense ratio and performance, especially given its small size. The Board noted that total gross expenses absent the waiver would be high compared to peers.   After considering all of the information, the Board concluded that the performance obtained by the Adviser for the Fund was good under current market conditions.  The Board also reviewed information comparing the Fund to the Adviser’s separate account strategy.  Although understanding that past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3. COST OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

The Board considered the Fund’s management fee and total expense ratio relative to its peers.  As a result of the expense cap, the Fund maintained competitive expense ratios.  The Board also reviewed financial statements of the Adviser, although it noted the Fund’s small size especially as compared to the Adviser’s total assets.

4.  EXTENT OF ECONOMIES OF SCALE AS FUND GROWS

The Board considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale.  The Board noted that the Fund had less than $10 Million in assets, making economies of scale unlikely.  The Board would re-consider breakpoints at higher asset levels.

5.  BENEFITS DERIVED FROM THE RELATIONSHIP OF THE FUND

The Board also considered the character and amount of other incidental or “fall-out” benefits received by the Adviser from its association with the Fund.  The Board concluded that potential “fall-out” benefits that the Adviser may receive, such as greater name recognition or “soft dollar” research were negligible because of the small size of the Fund, the lack of marketing of the Fund and the fact that Foxhall Capital does not accept any “soft dollar” services.

6. CONCLUSIONS

All of these factors were considered by the Board.  In considering the Agreement, the Board did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Board and the independent Directors that shareholders had received favorable relative performance at reasonable fees and, therefore, approval of the renewal of the investment advisory Agreement was in the best interest of the Fund and its shareholders.

Investment Adviser

Foxhall Capital Management, Inc.

1613 Duke Street

Alexandria, VA 22314

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Todd Cipperman, Esq.

Cipperman & Company

Walnut Hill Plaza

150 South Warner Road

Suite 140

King of Prussia, PA 19406

Independent Registered Public

Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68102

PRIVACY POLICY

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We also disclose that information to unaffiliated third parties (such as to the investment advisor to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-270-1222 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-270-1222.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dominion Funds, Inc.

By (Signature and Title)

/s/Paul Dietrich

       Paul Dietrich, President

Date

3/8/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Paul Dietrich

        Paul Dietrich, Principal Executive and Principal Financial Officer

Date

3/8/10